ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

      1.   Name and address of issuer:
                          WINTHROP FOCUS FUNDS
                          140 Broadway,  New York,  NY  10005

      2.   Name of each series or class of funds for which this notice is filed:
           Winthrop Growth Fund,  Winthrop Aggressive Growth Fund,
           Winthrop Fixed Income Fund, Winthrop Growth and Income Fund,
           Winthrop Municipal Trust Fund

      3.   Investment Company Act File Number:     812-9390

           Securities Act File Number:     33-3706

      4.   Last day of fiscal year for which this notice is filed:  10/31/95

      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ( )

      6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but
           which remained unsold at the beginning of the fiscal year:   0

      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

      9. Number and aggregate sale price of securities sold during the fiscal year:

                10,030,597 shares   $130,578,779

      10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                10,030,597 shares   $130,578,779

      11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                1,224,333 shares    $14,815,991

      12.  Calculation of registration fee:
           (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
                     10):             $      130,578,779
                                      ------------------------------------
         (ii)      Aggregate price of shares issued in connection with
                     dividend reinvestment plans (from Item 11, if
                     applicable):     +      14,815,991
                                      ------------------------------------
           (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                      -        71,480,829
                                      -------------------------------------
           (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                      +                 0
                                      --------------------------------------
           (v)       Net aggregate price of securities sold and issued
                     during the fiscal year in reliance on rule 24f-2
                     [line (i), plus line (ii), less line (iii), plus
                     line (iv)] (if applicable):
                                                73,913,941
                                       --------------------------------------
           (vi)      Multiplier prescribed by Section 6(b) of the
                     Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                  x      .000200
                                        --------------------------------------
           (vii)     Fee due [line (i) or line (v) multiplied by line
                     (vi)]:
                                                           $14,782.79
                                         ======================================

      INSTRUCTION:        ISSUERS SHOULD COMPLETE LINES (II), (III), (IV) AND
                          (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS
                          AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.  SEE
                          INSTRUCTION C.3.

      13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE
           COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR
           202.3A).              (X)

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   11/15/95


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*           /s/ Martin Jaffe
                                          Martin Jaffe, Treasurer
      Date  11/14/95

           * Please print the name and title of the signing officer below the signature.